Financial instruments and fair value disclosures - Liquidity risk (Details) - GBP (£)	Sep. 30, 2020	Sep. 30, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	£ 6,485,730	£ 5,910,225
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	6,072,372	3,074,136
More than one year but less than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis		2,668,800
More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	413,358	167,289
Trade and other payables
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	1,846,518	3,074,136
Trade and other payables | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	1,846,518	3,074,136
Deferred government grants
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	413,358	167,289
Deferred government grants | More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	413,358	167,289
Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	3,425,854	2,668,800
Convertible loans | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	3,425,854
Convertible loans | More than one year but less than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis		£ 2,668,800
Loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	800,000
Loans | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Company can be required to pay financial liabilities on an undiscounted basis	£ 800,000